Cover	Apr. 25, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38307
Entity Registrant Name	RETO ECO-SOLUTIONS, INC.
Entity Central Index Key	0001687277